Regulatory Capital and Dividends	12 Months Ended
Dec. 31, 2016
Regulatory Capital and Dividends
13.	Regulatory Capital and Dividends

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments at amortized cost. Statutory accounting practices do not give recognition to purchase accounting adjustments.

Statutory net income was $52 million, $74 million and $226 million for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, respectively. Statutory capital and surplus was $560 million and $555 million as of December 31, 2016 and December 31, 2015, respectively.

Dividend Limitations

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Department of Insurance is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as, the timing and amount of dividends paid in the preceding twelve months. In connection with the Acquisition, prior approval of the Nebraska Director of Insurance is required for the Company for any dividend or distribution for five years subsequent to the Acquisition. The Company paid dividends of $42.0 million, $187.0 million and $33.2 million during the years ended December 31, 2016 and 2015, and the period from April 1, 2014 through December 31, 2014, respectively.

Other

Without the prior approval of the Nebraska Director of Insurance, the Company may not:

1.	Acquire or enter into an agreement or understanding to acquire control of any insurer, assumptively acquire policies, or bulk reinsure business during the period of three years after the Acquisition.

2.	Provide or propose to provide directly or indirectly any loans, advances, guarantees, pledges, or other financial assistance (excluding policy loans or investment portfolio transactions) during the period of three years after the Acquisition.

3.	Engage in any material transaction during the period of three years after the Acquisition. “Material transaction” shall mean any transfer or encumbrance of assets that, together with all other transfers or encumbrances made within the preceding twelve months, exceeds in value the greater of five percent of Lincoln Benefit’s surplus as of the December 31st of the last preceding, or the net gain from operations of Lincoln Benefit for the twelve-month period ending the December 31st of the last preceding. For the purposes of this clause, “Material Transaction” shall exclude: (i) investment portfolio transactions; (ii) settlement of balances due to policyholders, agents or third party reinsurers under existing reinsurance agreements; or (iii) settlement of ordinary course payables including but not limited to taxes, third party administrators, suppliers or other ordinary course creditors, and intercompany payables arising under any approved intercompany services agreement.

Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements.